SemiAnnual Report
march 31, 2002

Thornburg Intermediate Municipal Fund
All data as of  3/31/2002

Fund Facts

Thornburg Intermediate Municipal Fund
                             A Shares          C Shares         I Shares
SEC Yield .........             4.00%            3.66%             4.43%
Taxable Equivalent Yields       6.57%            6.01%             7.27%
NAV ...................... $   12.99        $   13.00            $12.97
Max. Offering Price ...... $   13.26        $   13.00            $12.97


Total returns

(Annual Average - After Subtracting Maximum Sales Charge)

                 A Shares   C Shares     I Shares
One Year          1.49%    3.10%          3.84%
Five Year         4.09%    4.07%          4.81%
Ten Years         5.61%    n/a            n/a
Since Inception   5.79%    4.61%          5.11%
Inception Date (7/23/1991) (9/1/1994)  (7/5/1996)

Taxable equivalent yields assume a 39.1% marginal federal tax rate.
The investment return and principal value of an investment in the funds will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost. Maximum sales charge of the Funds Class A Shares is 2.00%.

The data quoted represent past performance and may not be construed as a guarantee of future results.

Letter to shareholders

March 31, 2002

Dear Fellow Shareholder:

I am pleased to present the Semiannual Report for the Thornburg Intermediate Municipal Fund. The net asset value of the A shares decreased by 29 cents to $12.99 during the six month period ending March 31, 2002. If you were with us for the entire period, you received dividends of 28.86 cents per share. If you reinvested dividends, you received 29.13 cents per share. Investors who owned C shares received dividends of 26.26 and 26.48 cents per share respectively.

Interest rates on intermediate-term municipal bonds have risen substantially over the last six months. This has happened despite the fact that the Federal Reserve has not raised short-term interest rates. The bond market has anticipated continued economic growth and a higher Fed Funds Rate before the end of the year. For example, the interest rate on a seven-year AAA rated municipal bond rose from 3.67% to 4.27% from the end of September to the end of March. Since rising interest rates cause bond prices to fall, the seven-year bond that was worth 100% of par value at the end of September would be worth 96.63% of par as of the end of March (a 3.4% loss).

The price of the Fund is down 2.2% over the last six months, and less than 1.0% over the last year. This is consistent with our goal of having somewhat lower price volatility than comparable maturity bonds like the one mentioned above. Meanwhile the Fund has paid a steady monthly dividend while short-term interest rates have plummeted. As of mid April, the average taxable money market fund is yielding 1.39%. If you are an investor in the 36% federal tax bracket, that leaves you with only 0.89% after taxes! To see how your fund has performed relative to the money market fund averages, turn to the back of this report.

Your Thornburg Intermediate Term Municipal Fund is a laddered portfolio of over 400 municipal obligations from 45 states. Today, your fund's weighted average maturity is 8.7 years. We always keep it below 10 years. We "ladder" the maturity dates of the bonds in your portfolio so that some of the bonds are scheduled to mature during each of the coming years. Laddering intermediate bonds accomplishes two goals. First, the diverse bond maturities contained in a ladder defuse interest-rate risk and dampen the fund's price volatility. Second, laddering gives the fund a steady cash flow stream from maturing bonds to reinvest toward the top of the ladder where yields are typically higher. The chart to the left describes the percentages of your fund's bond portfolio maturing in each of the coming years.

     % of portfolio          Cumulative %
      maturing within      maturing by end of

       2 years =  10%      year 2  = 10%
  2 to 4 years =  12%      year 4  = 22%
  4 to 6 years =   8%      year 6  = 30%
  6 to 8 years =   9%      year 8  = 38%
 8 to 10 years =  13%      year 10 = 51%
10 to 12 years =  15%      year 12 = 67%
12 to 14 years =  16%      year 14 = 83%
14 to 16 years =   6%      year 16 = 89%
16 to 18 years =   5%      year 18 = 94%
18 to 20 years =   5%      year 20 = 98%
Percentages can and do vary. Date as of 3/31/02.


While most municipal bonds continue to be well insulated from the widespread erosion of credit quality that has hit corporate bonds, there are areas of weakness. Slowing economic growth has negatively impacted tax revenue for many issuers. Since there is a significant lag between economic activity and tax revenues, we expect last year's weak economy to show up in this year's tax receipts. The impact is more pronounced in regions which are particularly dependent upon capital gains, stock option income, tourism and sales tax revenue. Many issuers have built up large reserve balances that will help insulate against the current revenue downturn. Other issuers have adopted sound budgeting policies and will keep expenses in line with revenues. Where these policies are lacking there will be financial stress. We continue to position the portfolio with higher than average credit quality. Currently 88% of the bonds are rated A or better by one of the major rating agencies, and 52% are rated AAA.

Municipal bond issuance was up 10% in the first quarter of 2002 over year ago levels (which were up 43% over 2000 levels). The large supply was absorbed relatively easily until March, when demand was weak for bonds from individuals and mutual funds. As interest rates rose in March, we became more active, reinvesting principal and interest payments which had built up as cash in the portfolios. While the municipal bond market has recovered somewhat in April, we believe that heavy supply in May and June will keep the market fairly attractive to buyers.

Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity municipal bonds has allowed your fund to perform consistently well in varying interest rate environments. Your fund has earned Morningstar's 4-star overall rating* for risk adjusted performance.

Thank you for investing in Thornburg Intermediate Municipal Fund.

 Sincerely,



George T. Strickland
Portfolio Manager

Performance data quoted represent past performance and are not guarantees of future results.
*Morningstar proprietary ratings on US-domiciled funds reflect historical risk-adjusted performance as of March 31, 2002. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from the fund's three, five, and ten-year (if applicable) annual returns in excess of 90-day US Treasury bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day US T-bill returns. The Overall Morningstar Rating(TM) is a weighted average of the fund's three, five and, ten-year (if applicable) risk-adjusted performance. The Intermediate National Fund received three stars for the three and five-year periods, four stars for the ten-year period ended 3/31/02. The top 10% of the funds in a broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the last 10% receive 1 star. The Fund was rated exclusively against US-domiciled funds. The Fund was rated among 1,658, 1,507 and 505 municipal funds for the three, five and ten-year periods ending 3/31/02, respectively. This rating is for the Class A Shares of the Fund only.
"A" rating - An obligation somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. Obligor's capacity to meet its financial commitment on the obligation is still strong. "AA" rating - An obligation that differs from the highest-rated obligations only in small degree. Obligor's capacity to meet its financial commitment on the obligation is very strong. "AAA" rating - An obligation that has the highest rating assigned by Standard & Poor's. Obligor's capacity to meet its financial commitment on the obligation is extremely strong.

Statement of assets and liabilities

Thornburg Intermediate Municipal Fund

March 31, 2002
(unaudited)

ASSETS
Investments at value (cost $415,848,667) ..................         $420,559,007
Receivable for investments sold ...........................            1,856,884
Receivable for fund shares sold ...........................            1,745,722
Interest receivable .......................................            5,905,636
Prepaid expenses and other assets .........................               25,308
         Total Assets .....................................          430,092,557

LIABILITIES
Funds advanced by custodian ...............................              498,042
Payable for securities purchased ..........................            6,887,695
Payable for fund shares redeemed ..........................              147,049
Accounts payable and accrued expenses .....................              246,560
Payable to investment advisors (Note 3) ...................              187,067
Dividends payable .........................................              555,052
         Total Liabilities ................................            8,521,465

NET ASSETS ................................................         $421,571,092

NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share ($366,625,698 applicable to 28,230,443 shares of
 beneficial interest outstanding - Note 4)                        $       12.99

Maximum sales charge, 2.00% of offering
price (2.04% of net asset value per share)                                 0.27

Maximum Offering Price Per Share                                  $       13.26

Class C Shares:
Net asset value and offering price per share * ($39,400,797
applicable to 3,030,034 shares of
 beneficial interest outstanding - Note 4)                        $       13.00

Class I Shares:
Net asset value, offering and redemption price per share
($15,544,597 applicable to 1,198,696
shares of beneficial interest outstanding - Note 4)              $        12.97




*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge. See notes to financial statements.

Statement of operations

Thornburg Intermediate Municipal Fund

Six Months Ended March 31, 2002
(unaudited)

INVESTMENT INCOME:
Interest income (net of premium amortized of $377,833) ........      $10,677,342

EXPENSES:
Investment advisory fees (Note 3) .............................        1,014,104
Administration fees (Note 3)
         Class A Shares .......................................          219,305
         Class C Shares .......................................           24,115
         Class I Shares .......................................            4,042
Distribution and service fees (Note 3)
         Class A Shares .......................................          429,839
         Class C Shares .......................................          193,454
Transfer agent fees
         Class A Shares .......................................           68,903
         Class C Shares .......................................           11,293
         Class I Shares .......................................            8,339
Registration and filing fees
         Class A Shares .......................................           10,560
         Class C Shares .......................................            4,131
         Class I Shares .......................................            4,505
Custodian fees ................................................           88,420
Professional fees .............................................           27,490
Accounting fees ...............................................           13,505
Trustee fees ..................................................            3,805
Other expenses ................................................           15,650

                  Total Expenses ..............................        2,141,460
Less:
         Management fees waived by investment advisor (Note 3)         (225,233)
         Distribution fees waived (Note 3)                              (77,703)
                  Net Expenses                                         1,838,524

                  Net Investment Income                                8,838,818

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 5)
Net realized gain on investments                                         582,340
Increase (decrease) in unrealized appreciation of investments        (9,742,523)

                  Net Realized and Unrealized
                  Gain (Loss) on Investments                         (9,160,183)

                  Net Increase (Decrease) in Net Assets Resulting
                  From Operations                              $       (321,365)

See notes to financial statements.

Statements of changes in net assets

Thornburg Intermediate Municipal Fund

(unaudited)

                                                 Six Months Ended    Year Ended
                                                 March 31, 2002    September 30,
                                                                       2001

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income ............................   $ 8,838,818    $17,949,726
Net realized gain on investments sold  ...........       582,340      1,164,384
Increase (decrease) in unrealized
appreciation of investments ....   ...............    (9,742,523)    13,582,314

Net Increase (Decrease) in Net Assets
Resulting from Operations                               (321,365)    32,696,424

DIVIDENDS TO SHAREHOLDERS:
From net investment income
Class A Shares                                        (7,690,317)   (15,523,624)
Class C Shares                                          (767,409)    (1,585,698)
Class I Shares                                          (381,091)      (840,404)

FUND SHARE TRANSACTIONS (Note 4):
Class A Shares                                         35,657,199      3,316,441
Class C Shares                                            255,329      5,266,336
Class I Shares                                         (1,372,110)     (996,134)

  Net Increase (Decrease) in Net Assets                25,380,236     22,333,341

NET ASSETS:
Beginning of period                                   396,190,856    373,857,515

End of period                                $        421,571,092  $ 396,190,856


See notes to financial statements.

Notes to financial statements

Thornburg Intermediate Municipal Fund

March 31, 2002

Note 1 - Organization

Thornburg Intermediate Municipal Fund (the "Fund"), is a diversified series of Thornburg Investment Trust (the "Trust"). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing eight series of shares of beneficial interest in addition to those of the Fund:
Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Value Fund, Thornburg International Value Fund and Thornburg Core Growth Fund. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it. Expenses which are applicable to all series of the Trust are allocated to each series based on their relative net assets. The Fund's investment objective is to obtain as high a level of current income exempt from Federal income taxes as is consistent with the preservation of capital.

The Fund currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to service and distribution fees, administration fees, and certain registration and transfer agent expenses.

Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:

Valuation of Investments: In determining net asset value, the Fund utilizes an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 pm EST or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore no provision for Federal income tax is required. Dividends paid by the Fund for the six months ended March 31, 2002 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes. Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carryforwards are used, capital gain distributions may be reduced to the extent provided by regulations.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed at least annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current share activity of the respective class). Expenses common to all Funds are allocated among the Funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods.

Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3 - Investment Advisory Fee and Other Transactions With Affiliates

Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the six months ended March 31, 2002, these fees were payable at annual rates ranging from 1/2 of 1% to 11/40 of 1% of the average daily net assets of the Fund. For the six months ended March 31, 2002, the Adviser waived fees of $225,233. The Fund also has an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares.

The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of the Fund shares. For the six months ended March 31, 2002, the Distributor has advised the Fund that it earned net commissions aggregating $2,955 from the sale of Class A shares and collected contingent deferred sales charges aggregating $503 from redemptions of Class C shares of the Fund.

Pursuant to a Service Plan, under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser an amount not to exceed 1/4 of 1% per annum of the average net assets attributable to each class of shares of the Fund for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own resources additional expenses for distribution of the Fund's shares.

The Fund has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Fund's Class C shares under which the Fund compensates the Distributor for services in promoting the sale of Class C shares of the Fund at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution Plans for the six months ended March 31, 2002, are set forth in the statement of operations. Distribution fees in the amount of $77,703 were waived for Class C shares.

Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

Notes to financial statements . . . continued

Thornburg Intermediate Municipal Fund

Note  4 - Shares of Beneficial Interest
At March 31, 2002, there were an unlimited number of shares of beneficial interest authorized and capital paid-in aggregated $424,888,804. Transactions in shares of beneficial interest were as follows:

                                      Six Months Ended               Year Ended
                                       March 31, 2002         September 30, 2001

                                         Shares          Amount           Shares       Amount
Class A Shares
Shares sold ......................      4,555,247    $ 59,962,327       4,421,348    $ 57,831,082
Shares issued to shareholders in
         reinvestment of dividends        344,902       4,538,377         718,974       9,388,477
Shares repurchased ...............     (2,191,885)    (28,843,505)     (4,897,090)    (63,903,118)

Net Increase .....................      2,708,264    $ 35,657,199         243,232    $  3,316,441

Class C Shares
Shares sold ......................        491,733    $  6,492,796       1,045,362    $ 13,687,305
Shares issued to shareholders in
         reinvestment of dividends         46,653         614,716         101,824       1,332,110
Shares repurchased ...............       (516,507)     (6,852,183)       (746,329)     (9,753,079)

Net Increase .....................         21,879      $ 255,329         400,857     $  5,266,336

Class I Shares
Shares sold ............. .........       207,072    $ 2,723,702         430,746      $ 5,603,142
Shares issued to shareholders in
         reinvestment of dividends         18,933        248,894          40,612          529,783
Shares repurchased ...............       (328,732)    (4,344,706)      (546,642)       (7,129,059)

Net Decrease .....................       (102,727)   $(1,372,110)       (75,284)     $  (996,134)

Note 5 - Securities Transactions

For the six months ended March 31, 2002, the Fund had purchase and sale transactions (excluding short-term securities) of $74,633,744 and $33,244,145, respectively.

The cost of investments is the same for financial reporting and Federal income tax purposes.

At March 31, 2002, net unrealized appreciation of investments was $4,710,341, resulting from $12,804,476 gross unrealized appreciation and $8,094,135 gross unrealized depreciation.

Accumulated net realized losses from securities transactions included in net assets at March 31, 2002 aggregated $8,028,053. At September 30, 2001, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

         Capital loss carryovers expiring in:
         2003     $       1,237,000
         2004             2,202,000
         2005               200,000
         2006                28,000
         2007                 6,000
         2008             2,563,000
         2009             2,374,000
                  $       8,610,000

Financial highlights

Thornburg Intermediate Municipal Fund
                                        Six Months Ended             Year Ended
                                            March 31,              September 30,
                                               2002      2001      2000     1999      1998    1997

Class A Shares:
Per Share Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period ..   $   13.28 $   12.78 $   13.00 $  13.76 $   13.46 $  13.23

Income from investment operations:
         Net investment income ........        0.28      0.62      0.63     0.62      0.63     0.66
Net realized and unrealized
    gain (loss) on investments ........       (0.29)     0.50     (0.22)  (0.76)      0.30     0.23
Total from investment operations ......       (0.01)     1.12      0.41   (0.14)      0.93     0.89
Less dividends from:
Net investment income .................       (0.28)    (0.62)    (0.63)  (0.62)     (0.63)   (0.66)

         Change in net asset value ....       (0.29)     0.50     (0.22)  (0.76)      0.30     0.23

         Net asset value, end of period   $   12.99 $   13.28 $   12.78 $ 13.00  $   13.76 $   13.46

Total return (a)                             (0.02)%     8.94%    3.23%  (1.09)%      7.08%    6.90%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income .............           4.38%(b)   4.73%    4.89%    4.59%      4.65%     4.96%
Expenses, after expense reductions            0.88%(b)   0.82%    0.89%    0.99%      1.00%     1.00%
Expenses, before expense reductions           0.99%(b)   1.02%    1.02%    1.02%      1.04%     1.05%

Portfolio turnover rate                       8.54%     18.24%   21.97%   23.17%     16.29%    15.36%
Net assets at end of period (000)   $      366,626 $ 338,931 $ 322,942 $ 363,908  $368,108 $ 309,293


(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b) Annualized.

Thornburg Intermediate Municipal Fund
                                   Six Months Ended                 Year Ended
                                         March 31,                September 30,
                                            2002      2001     2000      1999     1998    1997

Class C Shares:
Per Share Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period   $   13.30 $   12.79$   13.02 $   13.77 $   13.48 $ 13.24
Income from investment operations:
Net investment income ..............        0.26      0.57     0.57      0.56      0.58    0.61
Net realized and unrealized
gain (loss) in investments .........       (0.30)     0.51    (0.23)    (0.75)     0.29    0.24
Total from investment operations ...       (0.04)     1.08     0.34     (0.19)     0.87    0.85
Less dividends from:
         Net investment income             (0.26)    (0.57)   (0.57)    (0.56)    (0.58)  (0.61)
Change in net asset value                  (0.30)     0.51    (0.23)    (0.75)     0.29    0.24

Net asset value, end of period      $      13.00   $ 13.30  $ 12.79  $   13.02   $13.77  $13.48

Total return (a)                          (0.29)%     8.59%    2.70%    (1.48)%   6.57%    6.55%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income ................    3.98%(b)    4.33%    4.44%     4.19%    4.23%    4.55%
Expenses, after expense reductions ...    1.28%(b)    1.21%    1.34%     1.40%    1.40%    1.40%
Expenses, before expense reductions       1.79%(b)    1.83%    1.83%     1.85%    1.93%    1.99%
Portfolio turnover rate ..............    8.54%      18.24%   21.97%    23.17%   16.29%   15.36%
Net assets at end of period (000)   $     39,401  $  40,002 $ 33,353  $32,477 $  20,852 $ 11,292


(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b) Annualized.

Thornburg Intermediate Municipal Fund
                                      Six Months Ended               Year Ended
                                         March 31,                 September 30,
                                            2002      2001      2000      1999     1998     1997

Class I Shares:
Per Share Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period   $   13.26 $   12.76 $   12.98 $   13.74 $   13.44 $ 13.23
Income from investment operations:
Net investment income ..............        0.30      0.65      0.65      0.66      0.67    0.70
Net realized and unrealized
gain (loss) on investments .........       (0.29)     0.50     (0.22)    (0.76)     0.30    0.21
Total from investment operations ...        0.01      1.15      0.43     (0.10)     0.97    0.91
Less dividends from:
Net investment income ..............       (0.30)    (0.65)    (0.65)    (0.66)    (0.67)  (0.70)
Change in net asset value ..........       (0.29)     0.50     (0.22)    (0.76)     0.30    0.21

Net asset value, end of period .....   $   12.97 $   13.26 $   12.76 $   12.98 $   13.74 $ 13.44

Total return (a)                           0.14%     9.23%     3.45%     (0.79)%    7.41%   7.07%

Ratios/Supplemental Data Ratios to average net assets:
Net investment income ...............     4.71%(b)   4.99%     5.10%      4.89%     4.95%   5.16%
Expenses, after expense reductions ..     0.56%(b)   0.55%     0.68%      0.69%     0.69%   0.69%
Expenses, before expense reductions       0.67%(b)   0.79%     0.80%      0.79%     0.79%   1.24%
Portfolio turnover rate .............     8.54%     18.24%    21.97%     23.17%    16.29%  15.36%
Net assets at end of period (000)   $   15,545  $   17,258 $  17,563  $  18,772  $ 20,461 $16,615


(a) Not annualized for periods less than one year.
(b) Annualized.

Schedule of Investments
Thornburg Intermediate Municipal Fund
CUSIPS: CLASS A - 885-215-202, CLASS C - 885-215-780, CLASS I - 885-215-673
NASDAQ SYMBOLS:  CLASS A - THIMX, CLASS C - THMCX, CLASS I - THMIX

Alabama                 (0.90%)
1,530,000               Alabama A & M University Housing & General Fee Revenue Series 1992,     Aaa/AAA         $1,599,217
                        6.20% due 11/1/2005  pre-refunded 11/1/02 @ 102 (Living and Learning
                        Center Project; Insured: MBIA)
500,000                 Alabama Docks Revenue, 6.00% due 10/1/2008 (Insured: MBIA)              Aaa/AAA         548,995
115,000                 Birmingham South Medical Clinic, 6.30% due 11/1/2003  (ETM)*            NR/AAA          118,574
1,600,000               Lauderdale County & Florence Health Group Series A, 5.75% due           Aaa/AAA         1,692,352
                        7/1/2013 (Insured: MBIA)
Alaska                  (0.10%)
500,000                 Anchorage School Refunding, 6.00% due 10/1/2012 (Insured: FGIC)         Aaa/AAA         556,050
Arizona                 (2.00%)
4,580,000               Maricopa County Industrial Development, 4.80% due 12/1/2031  put        NR/BBB          4,612,838
                        12/1/04 (Waste Management Inc. Project)
2,715,000               Pima County Industrial Development Authority Series C, 6.70% due        Baa3/NR         2,705,905
                        7/1/2021 (Arizona Charter Schools Project)
400,000                 Tucson General Obligation Series D, 9.75% due 7/1/2012  (ETM)*          Aa2/AA          566,180
500,000                 Tucson General Obligation Series D, 9.75% due 7/1/2013  (ETM)*          Aa2/AA          718,840
Arkansas                (0.60%)
1,135,000               Jefferson County Hospital Revenue Refunding & Improvement, 5.75% due    NR/A            1,171,638
                        6/1/2012  (Regional Medical Center Project)
1,200,000               Jefferson County Hospital Revenue Refunding & Improvement, 5.75% due    NR/A            1,229,976
                        6/1/2013  (Regional Medical Center Project)
California              (5.70%)
675,000                 California HFA Revenue Series 1985-B, 9.875% due 2/1/2017               Aa2/AA-         689,877
1,935,000               California Infrastructure & Economic, 5.65% due 12/1/2014  (American    NR/A            1,981,169
                        Center For Wine Food Arts Project;  Insured: ACA)
4,500,000               California Statewide Community Development Authority Certificate of     Aaa/AAA         4,894,470
                        Participation, 5.50% due 10/1/2007  (Unihealth America Project;
                        Insured: AMBAC)  (ETM)*
1,000,000               Camino Hospital District Revenue Series A, 6.25% due 8/15/2017          Aaa/AAA         1,095,770
                        (ETM)*
1,740,000               Escondido Joint Powers Financing Authority Lease Revenue, 0% due        Aaa/AAA         1,369,015
                        9/1/2007 (Center for the Arts Project; Insured: AMBAC)
2,140,000               Golden West Schools Financing Authority Capital Appreciation, 0% due    Aaa/AAA         824,585
                        8/1/2018 (Insured: MBIA)
400,000                 Irvine Improvement Bond Act 1915, 1.35% due 9/2/2020  put 4/1/02        VMIG1/A1+       400,000
                        (daily demand notes)
1,900,000               Irvine Improvement Bond Act 1915 Adjusted Assessment District, 1.35%    VMIG1/A-1       1,900,000
                        due 9/2/2024  put 4/1/02  (daily demand notes)
1,100,000               Irvine Ranch Water District Certificates, 1.35% due 8/1/2016  put       VMIG1/NR        1,100,000
                        4/1/02 (daily demand notes)
500,000                 Irwindale Community Redevelopment Agency, 6.60% due 8/1/2018  ,         Baa3/NR         555,350
                        pre-refunded 8/1/05
2,280,000               Orange County Refunding Recovery, 6.50% due 6/1/2005 (Insured: MBIA)    Aaa/AAA         2,504,580
1,200,000               Orange County Various Sanitation Dists Certificates Participation       VMIG1/A1+       1,200,000
                        Refunding Series B, 1.35% due 8/1/2030  put 4/1/02  (daily demand note)
1,500,000               Sacramento Municipal Utility District Electric Revenue, 8.72%           Aaa/AAA         1,668,750
                        (variable rate) due 11/15/2006 (Insured: FSA)
500,000                 San Diego County Water Authority Revenue & Refunding Series 1993-A,     Aaa/AAA         574,210
                        9.819% (variable rate) due 4/25/2007 (Insured: FGIC)
145,000                 San Marcos Certificate of Participation Series C, 0% due 8/15/2005      NR/AAA          129,372
                        (ETM)*
740,000                 San Marcos Certificate of Participation Series D, 0% due 9/2/2005       NR/AAA          659,081
                        (ETM)*
700,000                 Sulphur Springs School District General Obligation Series B, 5.60%      NR/A            736,092
                        due 3/1/2004
800,000                 Sulphur Springs School District General Obligation Series B, 5.70%      NR/A            852,632
                        due 3/1/2005
450,000                 Sunline Transit Agency Certificate of Participation Series A, 5.625%    A2/NR           473,242
                        due 7/1/2004
215,000                 Sunline Transit Agency Certificate of Participation Series A, 5.75%     A2/NR           225,034
                        due 7/1/2005
Colorado                (5.60%)
1,265,000               Adams County Communication Center Series A, 5.75% due 12/1/2016         Baa1/NR         1,222,344
100,000                 Arvada Company Industrial Development Revenue, 5.25% due 12/1/2007      NR/NR           101,610
                        (Wanco Incorporated Project;  LOC: U.S. Bank, N.A.)
450,000                 Arvada Company Industrial Development Revenue, 5.60% due 12/1/2012      NR/NR           452,520
                        (Wanco Incorporated Project;  LOC: U.S. Bank, N.A.)
1,000,000               Central Platte Valley Metropolitan District Company, 5.15% due          NR/AAA          1,062,890
                        12/1/2013 pre-refunded 12/1/09 (Insured: ACA)
2,000,000               Central Platte Valley Metropolitan District Company Refunding Series    NR/A+           2,007,440
                        A, 5.00% due 12/1/2031  put 12/1/09 (LOC: US Bank)
500,000                 Colorado Educational & Cultural Facilities Refunding, 6.00% due         Baa2/NR         492,205
                        4/1/2021 (Charter School Cherry Creek Project)
325,000                 Colorado Housing Finance Authority Single Family Program Subordinated   A1/A+           335,572
                        Series C, 5.75% due 10/1/2007
960,000                 Colorado Student Obligation Bond Authority Student Loan Revenue         NR/NR           976,407
                        Series B, 5.90% due 9/1/2002  (ETM)*
1,545,000               Colorado Student Obligation Bond Student Loan Senior Subordinated       A2/NR           1,622,590
                        Series B, 6.20% due 12/1/2008
2,070,000               Denver Company City & County Certificate Participating Series B,        Aa2/AA          2,135,060
                        5.00% due 12/1/2009
2,465,000               Denver Company City & County Certificate Participating Series B,        Aa2/AA          2,519,871
                        5.00% due 12/1/2011
1,000,000               Denver Company Health & Hospital Authority Series A, 6.25% due          Baa2/BBB+       1,036,610
                        12/1/2016
500,000                 El Paso County Company School District Number 11, 7.10% due 12/1/2013   Aa3/AA-         603,125
2,395,000               Interstate South Metropolitan District Company Refunding, 6.00% due     NR/AA-          2,435,332
                        12/1/2020
2,830,000               Larimer County General Obligation, 8.45% due 12/15/2005  (Poudre        Aa3/NR          3,292,733
                        School District R1 Project)
2,500,000               Mesa Valley School District Certificate of Participation Series B,      Aaa/AAA         2,545,900
                        6.875% due 12/1/2005 (Insured: FSA)
1,005,000               Northwest Parkway Public Highway Authority Capital Appreciation         Aaa/AAA         627,713
                        Senior Convertible C, 0% due 6/15/2014 (Insured: FSA)
130,000                 Thornton County Single Family Mortgage Revenue Series 1992-A, 8.05%     A3/NR           132,974
                        due 8/1/2009
Connecticut             (0.30%)
1,310,000               Bristol Resource Recovery Facility Operating Committee - Solid Waste    A2/NR           1,294,398
                        Revenue Refunding Series 1995, 6.125% due 7/1/2003  (Ogden Martin at
                        Bristol Project)
15,000                  New Britain Senior Citizen Housing Development Mortgage Revenue         NR/AAA          15,045
                        Refunding Series A, 6.50% due 7/1/2002  (Nathan Hale Apartments
                        Project; Insured: FHA)
District of Columbia    (1.60%)
3,000,000               District Columbia Refunding Series B, 6.00% due 6/1/2015 (Insured:      Aaa/AAA         3,314,250
                        MBIA)
1,500,000               District Columbia Tax Increment Capital Appreciation, 0% due 7/1/2019   Aaa/AAA         557,430
                        (Mandarin Oriental Project; Insured: FSA)
1,000,000               District of Columbia Certificate of Participation Series 1993, 7.30%    NR/BBB          1,034,080
                        due 1/1/2013
600,000                 District of Columbia Hospital Revenue, 5.375% due 8/15/2015  (ETM)*     Aaa/AAA         621,726
918,000                 District of Columbia Pre-refunded Series A, 5.75% due 6/1/2003          Aaa/NR          953,416
                        (ETM)*
250,000                 District of Columbia Revenue, 0% due 2/15/2004  (Assoc. of American     NR/AA-          234,338
                        Medical Colleges)
82,000                  District of Columbia Un-refunded Balance Refunding A, 5.75% due         Baa1/BBB+       84,698
                        6/1/2003
Florida                 (3.90%)
1,000,000               Broward County Multi Family Housing, 5.40% due 10/1/2011  (Pembroke     NR/NR           991,650
                        Park Apts Project; Guarantee: Florida Housing Finance Corp.)
85,000                  Duval County HFA Single Family Housing Revenue Series 94, 6.10% due     Aaa/NR          89,799
                        4/1/2006 (GNMA Collateralized)
85,000                  Duval County HFA Single Family Housing Revenue Series 94, 6.10% due     Aaa/NR          89,685
                        10/1/2006 (GNMA Collateralized)
1,700,000               Duval County Multi Family Housing Revenue Refunding, 5.90% due          NR/A+           1,725,160
                        9/1/2016 (St. Augustine Apartments Project)
2,320,000               Enterprise Community Development District Assessment Bonds, 6.00% due   Aaa/AAA         2,469,130
                        5/1/2010 (Insured: MBIA)
3,000,000               Escambia County Health Facility Revenue, 5.95% due 7/1/2020  (Florida   Aaa/NR          3,222,420
                        Health Care Facility Loan Project) (Insured: AMBAC)
155,000                 Florida Board of Education Cap Outlay, 9.125% due 6/1/2014  (ETM)*      Aaa/AAA         207,729
860,000                 Florida Board of Education Cap Outlay, 9.125% due 6/1/2014              Aa2/AA+         1,156,597
1,460,000               Florida Board Of Education Capital Outlay Refunding Public Education    Aa2/AA+         1,545,512
                        Series D, 5.75% due 6/1/2018
320,000                 Jacksonville Health Facilities Authority IDR, 7.55% due 12/1/2007       Baa1/NR         344,358
                        (National Benevolent Association Project)
100,000                 Orange County Florida School District Series B, 1.35% due 8/1/2025      Aaa/NR          100,000
                        put 4/1/02 (daily demand notes)
500,000                 Orlando & Orange County Expressway Revenue, 8.25% due 7/1/2014          Aaa/AAA         655,545
                        (Insured: FGIC)
150,000                 Osceola County Health Facilities Revenue Series 1994, 5.75% due         Aaa/AAA         158,226
                        5/1/2004 (Evangelical Lutheran Good Samaritan Project;  Insured:
                        AMBAC)
1,200,000               Pasco County Housing Finance Authority MFHR, 5.50% due 6/1/2027  put    NR/AA           1,225,440
                        6/1/08 (Cypress Trail Apartments Project;  Guaranty: Axa Reinsurance)
650,000                 Pensacola Apartment Revenue Series A, 6.25% due 10/1/2004 (Insured:     Aaa/AAA         693,778
                        MBIA)
500,000                 Tampa Revenue, 5.50% due 11/15/2013 (Insured: MBIA)                     Aaa/AAA         529,970
1,000,000               Turtle Run Community Development District Refunding Water Management    Aaa/AAA         1,019,720
                        Benefit Special Assessment, 5.00% due 5/1/2011
Georgia                 (0.20%)
235,000                 Georgia Municipal Electric Authority Power Revenue Unrefunded Series    A2/A            314,616
                        Y, 10.00% due 1/1/2010
550,000                 Marietta Refunding, 5.35% due 1/1/2005                                  Aa3/AA          562,347
Hawaii                  (1.10%)
2,000,000               Hawaii Department Budget & Finance, 6.40% due 7/1/2013 (Insured:        Aaa/AAA         2,283,140
                        MBIA)
1,400,000               Hawaii Department Budget & Finance, 5.35% due 7/1/2018  (Wilcox         Baa1/BBB+       1,296,610
                        Memorial Hospital Project)
970,000                 Hawaii Housing Finance Development Corporation Series B, 5.85% due      Aaa/AAA         991,195
                        7/1/2017 (Collateralized: FNMA)
Idaho                   (0.30%)
985,000                 Boise City Industrial Development Corporation, 5.40% due 12/15/2009     A1/NR           982,459
                        (Western Trailer Company Project;  LOC: First Security)
255,000                 Idaho Housing Agency Single Family Mortgage Revenue Series C, 7.875%    Aa1/AA          255,530
                        due 1/1/2021
Illinois                (11.00%)
1,930,000               Bedford Park Tax Increment Revenue Refunding Series 1993, 8.00% due     NR/BBB-         2,166,097
                        12/1/2010   pre-refunded 12/1/04
300,000                 Central Lake County Joint Action Water Agency Series 1991, 0% due       Aaa/AAA         267,795
                        5/1/2005 (Insured: MBIA)
800,000                 Champaign County Community Unit Series C, 0% due 1/1/2011 (Insured:     Aaa/AAA         511,648
                        FGIC)
3,000,000               Chicago Housing Authority Capital, 5.00% due 7/1/2008                   Aa3/AA          3,074,250
500,000                 Chicago Park District Harbor, 5.75% due 1/1/2011                        A2/A            533,600
2,285,000               Chicago Tax Increment Allocation Lincoln Belmont A, 5.30% due           NR/A            2,239,803
                        1/1/2014 (Insured: ACA)
500,000                 Cook County Non Prerefunded Capital Improvement, 5.50% due 11/15/2008   Aaa/AAA         528,810
655,000                 Du Page County School District Capital Appreciation, 0% due 2/1/2010    Aaa/NR          450,168
                        (Insured: FGIC)
2,860,000               Illinois Development Finance Authority Revenue, 6.00% due 11/15/2012    Aaa/AAA         3,079,047
                        (Insured: MBIA)
500,000                 Illinois Development Financing Authority, 7.125% due 3/15/2007          NR/A+           511,935
                        (Children's Home & Aid Society Project;  LOC: American National Bank
                        of Chicago)
2,400,000               Illinois Development Financing Authority Debt Restructuring Revenue     NR/A            2,643,000
                        Series 1994, 7.25% due 11/15/2009  (East St. Louis Project;  Morel
                        Obligation of Missouri)
1,500,000               Illinois Educational Facilities Authority Revenues Midwestern           NR/A            1,459,275
                        University B, 5.50% due 5/15/2018 (Insured: ACA)
230,000                 Illinois Educational Facilities Authority Revenues Pre-refunded         Aaa/AAA         257,349
                        Loyola University A, 6.00% due 7/1/2011 (Insured: MBIA)
230,000                 Illinois Educational Facilities Authority Revenues Pre-refunded         Aaa/AAA         257,879
                        Loyola University A, 6.00% due 7/1/2012 (Insured: MBIA)
2,000,000               Illinois Educational Facilities Authority Revenues Series B, 4.40%      Aa1/AA          2,045,740
                        due 7/1/2025  put 7/1/04  (University Of Chicago Project)
770,000                 Illinois Educational Facilities Authority Revenues Unrefunded Balance   Aaa/AAA         844,990
                        Loyola A, 6.00% due 7/1/2011  (ETM)*
770,000                 Illinois Educational Facilities Authority Revenues Unrefunded Balance   Aaa/AAA         848,694
                        Loyola A, 6.00% due 7/1/2012  (ETM)*
444,000                 Illinois Health Facilities Authority Revenue, 7.60% due 8/15/2010       Aaa/AAA         452,991
                        (Insured: FSA)
1,900,000               Illinois Health Facilities Authority Revenue, 5.75% due 8/15/2013       Aaa/AAA         2,009,763
                        (Childrens Memorial Hospital Series A Project; Insured: AMBAC)
990,000                 Illinois Health Facilities Authority Revenue, 5.70% due 2/20/2021       Aaa/NR          994,722
                        (Midwest Care Center Project;  GNMA Collaterialized)
1,250,000               Illinois Health Facilities Authority Revenue Healthcare Systems,        A2/A            1,288,163
                        6.25% due 11/15/2019  (OSF Healthcare)
300,000                 Illinois Health Facilities Authority Revenue Refunding Series 1992,     B2/CCC          165,273
                        7.00% due 1/1/2007  (Mercy Hospital Project)
520,000                 Illinois Health Facilities Authority Revenue Series 1992, 7.00% due     Baa2/NR         526,594
                        7/1/2002  (Trinity Medical Center Project)  (ETM)*
46,000                  Illinois Health Facilities Authority Revenue Series A, 7.60% due        Aaa/AAA         49,266
                        8/15/2010 (Insured: FSA)
870,000                 Illinois Health Facilities Authority Revenue Series A, 6.10% due        Aa2/AA+         911,247
                        8/15/2014 (Northwestern Memorial Hospital Project)
1,000,000               Lake County Community Consolidated School District 73, 9.00% due        Aaa/NR          1,173,530
                        1/1/2006 (Insured: FSA)
5,550,000               Lake County Community High School Capital Appreciation Series B, 0%     Aaa/NR          3,258,960
                        due 12/1/2012 (Insured: FGIC)
755,000                 Marion Refunding, 5.00% due 9/15/2012 (Insured: FGIC)                   Aaa/AAA         776,057
710,000                 McHenry County School District Woodstock General Obligation, 6.80%      Aaa/AAA         779,608
                        due 1/1/2006 (Insured: FSA)
1,015,000               Melrose Park Tax Increment Series B, 6.50% due 12/15/2015 (Insured:     Aaa/AAA         1,145,864
                        FSA)
100,000                 Rock Island Residential Mortgage Revenue, 7.70% due 9/1/2008            Aa2/NR          102,377
800,000                 Sangamon County Property Tax Lease Receipts, 7.45% due 11/15/2006       Aa3/NR          907,048
1,170,000               Sherman Revenue Refunding Mortgage, 6.10% due 10/1/2014 (GNMA           Aaa/AAA         1,258,019
                        Collateralized)
1,600,000               Sherman Revenue Refunding Mortgage, 6.20% due 10/1/2019 (GNMA           Aaa/AAA         1,703,024
                        Collateralized)
1,000,000               Southwestern Illinois Development Authority Medical Facilities Series   Baa2/NR         1,038,520
                        A, 7.00% due 8/15/2012  pre-refunded 8/15/02
500,000                 Southwestern Illinois Development Authority Revenue, 5.375% due         Baa2/BBB+       464,110
                        8/15/2015
1,715,000               Sterling Special Facilities Revenue, 6.00% due 9/1/2014 (LOC:           NR/A+           1,743,229
                        Mercantile Bank)
1,590,000               University Illinois University Revenues Capital Appreciation, 0% due    Aaa/AAA         854,355
                        4/1/2014 (Insured: MBIA)
1,000,000               Will & Kendall Counties Community Series B, 5.125% due 1/1/2014         Aaa/AAA         1,012,950
                        (Insured: FSA)
3,000,000               Will County Community School 365 U Capital Appreciation, 0% due         Aaa/AAA         1,862,880
                        11/1/2011 (Insured: FSA)
Indiana                 (5.90%)
895,000                 Allen County Economic Development, 5.80% due 12/30/2012  (Indiana       NR/NR           917,975
                        Institute of Technology Project)
1,000,000               Allen County War Memorial Series A, 5.25% due 11/1/2013 (Insured:       Aaa/NR          1,029,440
                        AMBAC)
1,000,000               Boone County Hospital Association, 5.625% due 1/15/2015 (Insured:       Aaa/AAA         1,036,900
                        FGIC)
205,000                 Carmel Economic Development Revenue Refunding FHA Loan, 5.875% due      NR/NR           209,217
                        9/1/2005 (Insured: FHA)
1,515,000               Dyer Redevelopment Authority Economic, 6.40% due 7/15/2015              NR/BBB+         1,587,856
1,910,000               Dyer Redevelopment Authority Economic, 6.50% due 7/15/2016              NR/BBB+         2,003,323
350,000                 East Chicago Elementary School Building First Mortgage Series A,        NR/A            378,147
                        6.25% due 7/5/2008
1,000,000               Gary Building Corporation - Lake County First Mortgage Series 1994-B,   NR/NR           1,071,020
                        8.25% due 7/1/2010  (Sears Building Project)
1,020,000               Goshen Chandler School Building Capital Appreciation Refunding, 0%      Aaa/AAA         662,847
                        due 1/15/2011 (Insured: MBIA)
255,000                 Hamilton Heights Refunding Revenue, 6.60% due 1/1/2008                  NR/A            267,857
2,600,000               Hamilton Southeastern North Delaware School Building, 6.25% due         Aaa/AAA         2,832,752
                        7/15/2006 (Insured: AMBAC)
1,000,000               Huntington Economic Development Revenue, 6.40% due 5/1/2015  (United    NR/NR           1,038,100
                        Methodist Memorial Project)
1,500,000               Indiana Bond Bank Special Program Hendricks Redevelopment Series B,     NR/AA-          1,538,790
                        6.20% due 2/1/2023
800,000                 Indiana Health Facility Hospital Revenue, 5.40% due 2/15/2016           Aaa/AAA         809,968
                        (Clarian Health Obligation Group Project) (Insured: MBIA)
910,000                 Indiana Public School Building Corp First Mortgage, 6.00% due           NR/AA           983,919
                        7/5/2007
1,065,000               Indiana State Educational Facilities Authority Revenue, 5.65% due       NR/A-           1,063,999
                        10/1/2015 (University Indianapolis Project)
1,025,000               Indiana State Educational Facilities Authority Revenue, 5.70% due       NR/A-           1,021,986
                        10/1/2016 (University Indianapolis Project)
500,000                 Indianapolis Economic Development Revenue, 5.50% due 6/1/2014           Aa3/NR          514,880
740,000                 Indianapolis Local Public Improvement Bond Bank, 0% due 7/1/2009        Aa2/AA-         528,190
1,195,000               Lake Central Multi District School Building Mortgage Revenue Series     NR/A            1,234,339
                        1992-B, 6.25% due 1/15/2004  pre-refunded 7/15/02
1,000,000               Penn High School Building Corporation Series 1992, 6.00% due            NR/A            1,026,430
                        6/15/2003
1,200,000               Wawasee Community School Corporation First Mortgage, 5.50% due          NR/AA-          1,260,552
                        7/15/2012
1,685,000               West Clark School Building Corporation First Mortgage, 5.75% due        Aaa/AAA         1,777,793
                        7/15/2017 (Insured: FGIC and State Aid Withholding)
Iowa                    (2.90%)
185,000                 Council Bluffs General Obligation Series B, 5.35% due 6/1/2004          NR/NR           185,466
3,350,000               Iowa Department General Services Certificate of Participation Series    Aaa/AAA         3,453,682
                        1992, 6.50% due 7/1/2006 (Insured: AMBAC) (ETM)*
1,000,000               Iowa Finance Authority Health Care Facilities, 6.00% due 7/1/2013       A1/NR           1,042,160
                        (Genesis Medical Center Project)
1,000,000               Iowa Finance Authority Hospital Facility Revenue, 6.00% due 7/1/2012    Aaa/AAA         1,104,770
                        (Trinity Regional Hospital Project; Insured: FSA)
1,000,000               Iowa Finance Authority Hospital Facility Revenue, 6.75% due 2/15/2016   A1/NR           1,072,910
500,000                 Iowa Finance Authority Mortgage Revenue Series A, 5.90% due 5/20/2020   Aaa/NR          512,935
                        (Abbey Healthcare; GNMA Collateralized)
2,000,000               Iowa Finance Authority Revenue, 6.00% due 12/1/2018  (Catholic Health   Aa3/AA-         2,052,280
                        Initiatives)
1,300,000               Iowa Finance Authority Revenue, 1.45% due 6/1/2027  put 4/1/02          Aaa/A-1         1,300,000
                        (daily demand notes)
1,250,000               Iowa Finance Authority Revenue Refunding Trinity Health Series B,       Aa3/AA-         1,278,738
                        5.75% due 12/1/2015
Kansas                  (1.10%)
4,200,000               Wichita Hospital Revenue Refunding Improvement Series XI, 6.75% due     NR/A+           4,499,460
                        11/15/2019  (Christi Health System Project)
Kentucky                (1.30%)
2,160,000               Fulton County Industrial Building Revenue Series 1995, 7.20% due        NR/NR           59,400
                        2/1/2003 (H.I.S. Jeans of Kentucky Project;  Guarantee: CHIC by
                        H.I.S.) (a)
2,020,000               Fulton County Industrial Building Revenue Series 1995, 7.60% due        NR/NR           55,550
                        2/1/2007 (H.I.S. Jeans of Kentucky Project;  Guarantee: CHIC by
                        H.I.S.) (a)
1,665,000               Hickman Industrial Building Revenue, 6.95% due 8/1/2009  (H.I.S.        NR/NR           45,788
                        Jeans of Kentucky Project) (a)
4,000,000               Kentucky Economic Development Finance Authority Series C, 0% due        Aaa/AAA         3,477,120
                        10/1/2015 (Norton Healthcare Project; Insured: MBIA)
1,120,000               Paintsville First Mortgage Revenue Refunding Series 1991, 8.65% due     NR/NR           1,148,022
                        9/1/2005  (Paul B. Hall Medical Center Project;  Health Management
                        Associates Inc. Project)
885,000                 Wilmore Housing Facilities Revenue, 5.55% due 7/1/2013 (LOC: Allied     NR/NR           882,717
                        Irish Bank)
Louisiana               (3.90%)
8,222                   East Baton Rouge Mortgage Financing Authority Purchase Revenue, 8.25%   Aaa/AAA         8,302
                        due 2/25/2011 (GNMA Collateralized)
1,595,000               Jefferson Sales Tax Dst Revenue Series B, 5.50% due 12/1/2008           Aaa/AAA         1,670,140
                        (Insured: AMBAC)
320,000                 Louisiana Public Facilities Authority MFHR, 5.95% due 6/15/2019  put    NR/AA           323,546
                        6/15/05  (Carlyle Apts. Project;  Insured: AXA)
6,203,883               Louisiana Public Facilities Authority Revenue Refinancing, 8.00% due    NR/NR           4,559,854
                        10/1/2009  (Schwegman Westside Expressway Project)  (a)
3,000,000               Morehouse Parish Pollution Revenue Refunding Series A, 5.25% due        Baa2/BBB        2,958,750
                        11/15/2013 (International Paper Company Project)
6,500,000               Orleans Parish School Board, 0% due 2/1/2008  (ETM)*                    Aaa/AAA         4,758,000
2,000,000               Plaquemines Port Harbor & Terminal Refunding Electro Coal D             A3/A-           1,994,580
                        Convertible, 5.00% due 9/1/2007  (Teco Energy Inc. Project)
Maryland                (0.20%)
935,000                 Ann Arundel County Multi Family Housing Revenue, 7.45% due 12/1/2024    NR/BBB-         965,659
                        put 12/1/03 (Twin Coves Apartment Project; HUD Section 8)
Massachusetts           (1.80%)
20,000                  Haverhill General Obligation Municipal Purpose Loan Series 1991,        Baa3/BBB        20,451
                        7.50% due 10/15/2011
1,350,000               Massachusetts Development Finance Agency Refunding, 6.25% due           NR/NR           1,229,256
                        1/1/2015 (Odd Fellows Home Project)
500,000                 Massachusetts Health & Education Facilities Authority Revenue, 6.625%   Aaa/NR          524,175
                        due 11/15/2022  pre-refunded 11/15/04
2,510,000               Massachusetts Housing Finance Authority Insured Rental Housing Series   Aaa/AAA         2,627,895
                        1994-A, 6.20% due 1/1/2006 (Insured: AMBAC)
1,905,000               Massachusetts Industrial Financing Agency Revenue Series A, 6.125%      Aaa/AAA         1,974,894
                        due 12/1/2011 (Insured: MBIA)
1,000,000               Massachusetts Industrial Financing Authority Revenue Refunding Series   Baa1/BBB+       1,008,360
                        1993-A, 6.15% due 7/1/2002  (Massachusetts Refusetech Project)
Michigan                (1.70%)
455,000                 Auburn Hills Economic Limited Obligation Revenue Refunding and          NR/NR           454,982
                        Improvement, 6.15% due 12/1/2005  (Foamade Industries Project;  LOC:
                        Comerica Bank)
650,000                 Kalamazoo Hospital Finance Authority Revenue Series 1994A, 6.25% due    Aaa/AAA         739,954
                        6/1/2014  (Borgess Medical Center; ETM)
1,000,000               Kent Hospital Finance Authority Michigan Hospital, 7.25% due            Aaa/AAA         1,179,700
                        1/15/2013 (Insured: MBIA)
1,000,000               Michigan Housing Development Authority Rental Revenue, 4.85% due        NR/A+           1,032,180
                        4/1/2004
500,000                 Michigan Housing Redevelopment Authority Ltd. Obligation, 6.50% due     Aaa/AAA         517,115
                        9/15/2007  (Greenwood Villa Project; Insured: FSA)
1,215,000               Michigan Strategic Fund Limited Obligation Refunding Revenue Series     NR/NR           1,246,359
                        1992, 6.25% due 8/15/2004   pre-refunded 8/15/02 (Environmental
                        Research Institute Project)
1,530,000               Southfield Economic Development Corporation Refunding Revenue N.W. 12   NR/NR           1,536,594
                        Limited Partneship, 7.25% due 12/1/2010
225,000                 Wayne County Downriver System Sewage Disposal Series A, 7.00% due       A3/BBB-         233,912
                        11/1/2013 pre-refunded 11/1/02
Minnesota               (0.20%)
750,000                 Monticello Pollution Control Revenue Northern States Power Co.,         A1/A            757,928
                        5.375% due 2/1/2003
Mississippi             (0.60%)
1,500,000               Mississippi Higher Educational Authority Series C, 7.50% due 9/1/2009   A2/NR           1,550,490
1,000,000               Mississippi Hospital Equipment Revenue, 6.40% due 1/1/2007  (Rush       Baa3/AAA        1,030,250
                        Foundation Project; Guaranteed: Connie Lee)
Missouri                (1.10%)
2,025,000               Missouri Development Finance Board Healthcare Series A, 5.40% due       A2/NR           1,924,823
                        11/1/2018 (Lutheran Home Aged Project; LOC: Commerce Bank)
2,000,000               Missouri Environment Improvement Enrgy Refunding, 3.90% due 1/2/2012    A1/BBB          2,009,620
                        put 9/1/04 (Kansas City Power and Light Project)
650,000                 Missouri Health and Education Facilities Authority, 0% due 7/1/2002     NR/NR           646,360
                        (Missouri Baptist Medical Center Project)  (ETM)*
Montana                 (0.10%)
610,000                 Montana Higher Education Student Assistance Corp Series 1992-B, 7.05%   A2/NR           625,384
                        due 6/1/2004
Nebraska                (0.20%)
845,000                 Madison County  Hospital Authority Number, 5.50% due 7/1/2014  (Faith   NR/AA           868,694
                        Regional Health Services Project;  Insured: Asset Guaranty)
Nevada                  (1.20%)
1,290,000               Las Vegas Special Improvement District Refunding Senior Local           Aaa/AAA         1,324,649
                        Improvement Series A, 5.375% due 6/1/2013 (Insured: FSA)
2,600,000               Washoe County Capital Appreciation Reno Sparks Series B, 0% due         Aaa/AAA         1,648,868
                        7/1/2011 (Insured: FSA)
2,000,000               Washoe County Water Facility Revenue Variable Refunding, 5.75% due      Baa1/BBB-       2,024,760
                        3/1/2036 (Sierra Pacific Power Company Project)
New Hampshire           (0.70%)
3,000,000               New Hampshire Pollution Refunding Central Maine Power Company, 5.375%   A3/A-           2,945,010
                        due 5/1/2014
New Jersey              (0.20%)
305,000                 New Jersey EDA Refunding Revenue, 7.50% due 12/1/2019  (Spectrum for    A3/A            309,133
                        Living Development Project;  LOC: PNC Bank)
500,000                 New Jersey Educational Facility Authority, 6.375% due 7/1/2020  (Beth   Baa3/NR         513,650
                        Medrash Govoha America G Project)
65,000                  New Jersey Higher Education Student Loan Revenue Series 1991-A, 7.00%   NR/NR           66,437
                        due 7/1/2005
New Mexico              (1.70%)
445,000                 Espanola Gross Receipts Tax Refunding & Improvement, 5.70% due          Aaa/AAA         446,264
                        3/1/2006 (Insured: AMBAC)
3,100,000               Farmington Pollution Control Revenue, 1.40% due 5/1/2024  put 4/1/02    P1/A1+          3,100,000
                        (LOC: Bank of America) (daily demand notes)
2,000,000               New Mexico Hospital Equipment Loan Series A, 5.75% due 8/1/2016         A1/A            2,034,140
                        (Presbyterian Healthcare  Project)
590,000                 Sandia Pueblo General Obligation, 5.40% due 12/1/2003 (LOC: Norwest     NR/AA-          599,121
                        Bank)
600,000                 Sandia Pueblo General Obligation, 5.60% due 12/1/2005 (LOC: Norwest     NR/AA-          606,342
                        Bank)
340,000                 Santa Fe Community College District, 4.75% due 8/1/2009                 Aa3/NR          340,031
New York                (2.00%)
1,000,000               Long Island Power Authority Electric Subordinated Series 2 Subseries    VMIG1/A1+       1,000,000
                        2B, 1.35% due 5/1/2033  put 4/1/02  (daily demand notes)
1,000,000               Nassau Health Care Corporation, 6.00% due 8/1/2011 (Insured: FSA)       Aaa/AAA         1,106,590
1,935,000               New York City General Obligation Series E, 6.00% due 8/1/2008           Aaa/AAA         2,090,419
                        (Insured: FGIC)
1,000,000               New York City Municipal Water Finance Authority, 1.35% due 6/15/2024    VMIG1/A1+       1,000,000
                        put 4/1/02  (daily demand notes)
875,000                 New York City Trust Cultural Resources, 5.75% due 7/1/2015  (Museum     NR/A            885,867
                        of American Folk Art Project;  Insured: ACA)
500,000                 New York Dormitory Authority Revenue Series B, 6.25% due 5/15/2014  ,   Aaa/AAA         545,400
                        pre-refunded 5/15/04
220,000                 New York Housing Finance Service Series A, 6.375% due 9/15/2015  ,      A3/AAA          247,815
                        pre-refunded 9/15/07 @ 100
1,600,000               New York Series B, 1.35% due 8/15/2018                                  VMIG1/A1+       1,600,000
North Carolina          (0.50%)
650,000                 Craven County Industrial Facilities Pollution Control Financing         Baa2/NR         664,495
                        Authority Solid Waste Revenue, 7.875% due 6/1/2005  (Weyerhaeuser
                        Company Project)
1,200,000               North Carolina Eastern Municipal Power Refunding Series A, 5.70% due    Aaa/AAA         1,261,608
                        1/1/2013 (Insured: MBIA)
North Dakota            (0.10%)
365,000                 Grand Forks Health Care System Revenue Bonds Series 1997, 6.25% due     Aaa/AAA         396,047
                        8/15/2006  (Altra Health Systems Obligated Group Project;  Insured:
                        MBIA)
Ohio                    (2.60%)
170,000                 Bellefontaine Hospital Facility Revenue and Refunding Series 1993,      NR/BBB          172,426
                        6.00% due 12/1/2002  (Mary Rutan Health-Logan County Project)
250,000                 Bowling Green State University General Receipts Series 1991, 6.70%      A2/A            254,392
                        due 6/1/2007
1,000,000               Butler County Transportation Improvement, 6.00% due 4/1/2010            Aaa/AAA         1,098,510
                        (Insured: FSA)
150,000                 Cleveland Certificate of Participation, 7.10% due 7/1/2002  (Motor      Baa1/A          151,583
                        Vehicle & Community Equipment Project)
1,720,000               Cleveland Cuyahoga County Development Port Cleveland Bond Fund A,       NR/NR           1,656,652
                        6.25% due 5/15/2016
1,000,000               Cleveland Parking Facilities Improvement Revenue Series 1992, 8.00%     NR/NR           1,047,680
                        due 9/15/2012  pre-refunded 9/15/02 @ 102
1,500,000               Cuyahoga County Mortgage Revenue Bonds Series 1997-E, 5.40% due         NR/NR           1,491,345
                        1/1/2018 put 1/1/03 (Pelton Retirement Community Project;  LOC: First
                        National Bank of Ohio)
1,100,000               Franklin County Health Care Revenue Series 1995-A, 6.00% due            Aa2/NR          1,151,931
                        11/1/2010 (Heinzerling Foundation Project;  LOC: BancOne - Columbus)
500,000                 Franklin County Hospital, 5.80% due 12/1/2005  (Doctors Project)        A3/NR           526,950
                        (ETM)*
45,000                  Hamiliton County Hospital Facilities Refunding Revenue Series 1992,     Aa2/NR          45,615
                        6.80% due 1/1/2008  (Episcopal Retirement Homes, Inc. Project;  LOC:
                        Fifth/Third Bank)
830,000                 North Ridgeville Economic Development, 0% due 2/1/2015                  NR/A            291,023
95,000                  Ohio Economic Development Revenue Series 1995-2, 5.60% due 6/1/2002     NR/A-           95,456
                        (Wirt Metal Products Project)
2,000,000               Ohio Pollution Control Revenue Refunding, 5.625% due 3/1/2015           A3/BBB+         1,999,000
                        (General Motors Corporation Project)
760,000                 Reynoldsburg Health Care Facilities Revenue Bonds Series 1997, 5.70%    Aaa/NR          799,026
                        due 10/20/2012 (GNMA Collateralized)
Oklahoma                (1.90%)
1,020,000               Oklahoma City Municipal Improvement Authority, 0% due 7/1/2008          Aaa/AAA         765,469
                        (Insured: AMBAC)
500,000                 Oklahoma City Municipal Water Sewer Capital Appreciation Series C, 0%   Aaa/AAA         420,115
                        due 7/1/2006 (Insured: AMBAC)
215,000                 Oklahoma City Municipal Water Sewer Series C, 0% due 7/1/2007           Aaa/AAA         170,405
                        (Insured: AMBAC)
1,125,000               Oklahoma City Municipal Water Sewer Series C, 0% due 7/1/2011           Aaa/AAA         710,887
                        (Insured: AMBAC)
1,485,000               Oklahoma City Municipal Water Sewer Series C, 0% due 7/1/2013           Aaa/AAA         831,333
                        (Insured: AMBAC)
825,000                 Oklahoma Development Finance Authority Hospital Association Pooled      Aaa/AAA         854,882
                        Hospital A, 5.40% due 6/1/2013 (Insured: AMBAC)
750,000                 Oklahoma Industrial Authority Revenue Refunding, 6.00% due 8/15/2010    Aaa/AAA         817,395
                        (Integris Baptist Project; Insured: AMBAC)
785,000                 Pushmataha County Town of Antlers Hospital Authority Revenue Series     NR/NR           802,725
                        1991, 8.75% due 6/1/2006
1,485,000               Tulsa Industrial Development Authority Hospital Revenue, 6.10% due      Aa3/AA          1,609,874
                        2/15/2009  pre-refunded 2/15/06 @ 100 (St. John Medical Center
                        Project)
500,000                 Tulsa Public Facilities Authority Solid Waste Revenue, 5.65% due        Aaa/AAA         529,540
                        11/1/2006 (Ogden Martin Project; Insured: AMBAC)
500,000                 Woodward Municipal Hospital Authority Revenue Series 1994, 8.25% due    NR/NR           521,750
                        11/1/2009
Oregon                  (1.20%)
1,025,000               Albany Hospital Facility Authority Gross Revenue and Refunding Series   NR/NR           1,049,528
                        1994, 7.00% due 10/1/2005  (Mennonite Home Project)
2,000,000               Clackamas County Hospital Facility Refunding Odd Fellows Home Series    NR/NR           1,788,580
                        A, 5.70% due 9/15/2013
800,000                 Forest Grove Campus Improvement & Refunding Pacific University, 6.00%   NR/AA           852,112
                        due 5/1/2015 (Insured: Asset Guaranty)
300,000                 Oregon Economic Development Department Revenue Series CLII, 7.00% due   Aa2/NR          308,037
                        12/1/2002  (Smokecraft Project; LOC: Seafirst Bank)
1,070,000               Oregon Economic Development Department Revenue Series CLII, 7.70% due   Aa2/NR          1,160,629
                        12/1/2014  (Smokecraft Project; LOC: Seafirst Bank)
Pennsylvania            (3.10%)
380,000                 Admiral Peary Area Vocational School, 5.25% due 2/1/2005                NR/A            380,509
2,000,000               Allegheny County Hospital Development, 6.50% due 5/1/2014  (South       A2/NR           2,069,300
                        Hills Health Systems A Project)
500,000                 Allegheny County Hospital Development, 7.00% due 8/1/2015  (ETM)*       NR/AAA          591,875
1,400,000               Allegheny County Hospital Development Health Series B, 6.50% due        A2/NR           1,496,012
                        5/1/2012 (South Hills Health Systems Project)
1,975,000               Carbon County Industrial Development Authority Refunding, 6.65% due     NR/BBB-         2,098,438
                        5/1/2010  (Panther Creek Partners Project)
575,000                 Chartiers Valley School District Capital Appreciation Refunding         Aaa/AAA         466,078
                        Series 2, 0% due 3/1/2007  (ETM)*
795,000                 Lancaster County Capital Appreciation Series B, 0% due 5/1/2014         Aaa/NR          423,345
795,000                 Lancaster County Capital Appreciation Series B, 0% due 11/1/2014        Aaa/NR          412,454
800,000                 Lancaster County Capital Appreciation Series B, 0% due 5/1/2015         Aaa/NR          395,704
785,000                 Lehigh County General Purpose Shephard Rehab Hosp, 6.00% due            Aaa/AAA         851,592
                        11/15/2007 (Insured: AMBAC)
80,000                  Manheim Township School Authority School Revenue Series 1978, 6.625%    NR/AAA          87,814
                        due 12/1/2007
800,000                 McKeesport Area School District Series B, 0% due 10/1/2004              NR/A            735,944
1,000,000               Montgomery County Industrial Development Authority Revenue, 7.50% due   NR/AA-          1,031,740
                        1/1/2012 (LOC: Banque Paribas)
565,000                 North Fayette Transportation & Business Improvement Revenue, 5.90%      Aaa/AAA         566,723
                        due 11/15/2008
2,032,839               Pennsylvania High Education University Compound Interest Series 14,     Aaa/AAA         530,205
                        0% due 7/1/2020 (Insured: AMBAC)
860,000                 Philadelphia Water & Sewer Revenue 10th Series, 7.35% due 9/1/2004      Aaa/AAA         919,460
                        (ETM)*
Rhode Island            (0.90%)
1,840,000               Providence Series C, 5.50% due 1/15/2011 (Insured: FGIC)                Aaa/AAA         1,965,433
1,000,000               Rhode Island Health & Education Building Refunding, 6.00% due           NR/AAA          1,060,800
                        8/1/2014 (Insured: FHA)
720,000                 West Warwick General Obligation, 5.90% due 1/1/2005 (Insured: MBIA)     Aaa/AAA         736,668
South Carolina          (0.30%)
950,000                 Florence County Certificate of Participation Series, 6.00% due          Aaa/AAA         1,000,008
                        3/1/2008 (Insured: AMBAC)
130,000                 Medical University of South Carolina Hospital Facilities Revenue,       Baa2/BBB+       133,994
                        6.00% due 7/1/2014
Tennessee               (0.50%)
2,000,000               Knox County Health, 4.90% due 6/1/2031  put 6/1/11 (FNMA                NR/AAA          1,991,100
                        Collateralized)
Texas                   (14.80%)
600,000                 Bexar County Housing Finance Corporation, 5.50% due 1/1/2016            Aaa/NR          602,364
                        (Insured: MBIA)
1,035,000               Bexar County Housing Finance Corporation, 5.70% due 1/1/2021            Aaa/NR          1,041,510
                        (Insured: MBIA)
2,000,000               Bexar County Housing Finance Corporation, 6.50% due 12/1/2021           A3/NR           1,963,880
1,200,000               Bexar County Housing Finance Corporation Multi Family Housing, 5.40%    Aaa/NR          1,236,156
                        due 8/1/2012  (Dymaxion & Marrach Park Apts A Project; Insured: MBIA)
1,270,000               Bexar County Housing Finance Corporation Multi Family Housing, 5.95%    Aaa/NR          1,314,514
                        due 8/1/2020  (Dymaxion & Marrach Park Apts A Project; Insured: MBIA)
975,000                 Bexar County Housing Finance Corporation Series A, 5.875% due           Aaa/NR          1,019,265
                        4/1/2014 (Honey Creek Apartments Project;  Insured: MBIA)
800,000                 Bexar County Housing Finance Corporation Series A, 6.125% due           Aaa/NR          839,968
                        4/1/2020 (Honey Creek Apartments Project; Insured: MBIA)
2,800,000               Birdville Independent School District Refunding, 0% due 2/15/2012       Aaa/AAA         1,708,952
                        (PSF Guaranteed)
1,130,000               Carroll Independent School District Capital Appreciation Refunding,     Aaa/AAA         719,098
                        0% due 2/15/2011 (PSF Guaranteed)
5,000,000               Coppell Independent School District Capital Appreciation Refunding,     NR/AAA          2,713,750
                        0% due 8/15/2013 (PSF Guaranteed)
3,360,000               Duncanville Independent School District Capital Appreciation            Aaa/AAA         1,813,224
                        Refunding Series B, 0% due 2/15/2014  (ETM)*
3,000,000               Duncanville Independent School District Capital Appreciation            Aaa/AAA         1,369,170
                        Refunding Series B, 0% due 2/15/2016 (PSF Guaranteed)
3,750,000               El Paso Independent School District Capital Appreciation Refunding,     Aaa/AAA         2,462,400
                        0% due 8/15/2010 (PSF Guaranteed)
2,500,000               El Paso Independent School District Capital Appreciation Refunding,     Aaa/AAA         1,543,375
                        0% due 8/15/2011 (PSF Guaranteed)
590,000                 El Paso Multi Family Housing Revenue Series A, 6.15% due 12/1/2002      A1/NR           593,198
2,460,000               Ennis Independent School District Refunding, 0% due 8/15/2012 (PSF      Aaa/NR          1,459,961
                        Guaranteed)
2,490,000               Ennis Independent School District Refunding, 0% due 8/15/2013 (PSF      Aaa/NR          1,378,439
                        Guaranteed)
2,525,000               Ennis Independent School District Refunding, 0% due 8/15/2014 (PSF      Aaa/NR          1,299,920
                        Guaranteed)
1,000,000               Fort Worth Water & Sewer Revenue, 5.25% due 2/15/2009                   Aa2/AA          1,048,730
1,375,000               Gulf Coast Center Revenue, 6.75% due 9/1/2020  (Mental Health           NR/BBB+         1,410,131
                        Retardation Center Project)
65,000                  Harris County Flood Control District, 0% due 10/1/2006                  Aa1/AA+         47,428
2,000,000               Harris County Houston Sports Capital Appreciation Senior Lien Series    Aaa/AAA         782,880
                        G, 0% due 11/15/2018 (Insured: MBIA)
6,245,000               Hays Consolidated Independent School District Capital Appreciation,     Aaa/AAA         3,423,946
                        0% due 8/15/2013 (PSF Guaranteed)
880,000                 Houston Water Conveyance System Contract Certificate of Participation   Aaa/AAA         966,504
                        Series F, 7.20% due 12/15/2004 (Insured: AMBAC)
1,500,000               Irving Waterworks & Sewer Revenue Refunding & Improvement, 5.375% due   Aa2/AA          1,545,285
                        8/15/2014
2,000,000               Leander Independent School District Unlimited Tax School Building &     Aaa/NR          1,823,640
                        Refunding Series 1992, 0% due 8/15/2005 (PSF Guaranteed)
1,420,000               Mesquite Independent School District Refunding  , 0% due 8/15/2012      NR/AAA          820,036
                        (PSF Guaranteed)
800,000                 Midland County Hospital District Revenue, 0% due 6/1/2007               NR/A-           610,400
1,000,000               Midlothian Independent School District Capital Appreciation             Aaa/NR          610,340
                        Refunding, 0% due 2/15/2012 (PSF Guaranteed)
735,000                 Midtown Redevelopment Authority Tax, 6.00% due 1/1/2012                 NR/AA           783,326
500,000                 Midtown Redevelopment Authority Tax, 6.00% due 1/1/2013                 NR/AA           529,250
2,400,000               North Central Texas Health Facility Development Series B, 5.75% due     Aaa/AAA         2,495,184
                        2/15/2015 (Insured: MBIA)
1,000,000               Pharr San Juan Alamo Independent Building, 5.75% due 2/1/2013 (PSF      Aaa/AAA         1,064,090
                        Guaranteed)
1,000,000               Sabine River Authority Pollution Refunding Series A, 5.50% due          Baa1/BBB+       999,940
                        5/1/2022 put 11/1/11 (TXU Electric Company Project)
1,775,000               Stafford Economic Development, 6.00% due 9/1/2017 (Insured: FGIC)       Aaa/AAA         1,941,513
715,000                 Tarrant County Health Facilities, 6.00% due 9/1/2004  (Harris           Aaa/AAA         763,334
                        Methodist Health Systems Project;  Insured: AMBAC) (ETM)*
3,500,000               Tarrant County Health Facilities, 6.625% due 11/15/2020                 Baa1/A-         3,645,985
                        (Adventist/Sunbelt)
2,500,000               Texarkana Health Facilities Hospital Refunding Series A, 5.75% due      Aaa/AAA         2,691,475
                        10/1/2011 (Insured: MBIA)
3,000,000               Travis County Health Facilities Development  Series A, 6.25% due        Aaa/AAA         3,230,130
                        11/15/2014 (Ascension Health Project (Insured: MBIA)
2,000,000               Travis County Health Facilities Development Series A, 5.75% due         Aaa/AAA         2,122,680
                        11/15/2010 (Ascension Health Project) (Insured: MBIA)
870,000                 Waco Health Facilities Development Corporation Series A, 6.00% due      Aa2/AA          908,619
                        11/15/2015  (Ascension Health)
1,050,000               Waco Health Facilities Development Corporation Series A, 6.00% due      Aa2/AA          1,092,189
                        11/15/2016  (Ascension Health)
500,000                 West Harris County Municipal Utility Refunding, 6.00% due 3/1/2017      NR/AA           516,035
                        (Asset Guaranty)
3,225,000               Wylie Independent School District Refunding, 0% due 8/15/2016 (PSF      NR/AAA          1,449,315
                        Guaranteed)
Utah                    (1.50%)
1,085,000               Salt Lake City Municipal Building Series B, 5.30% due 10/15/2012        Aaa/AAA         1,129,594
595,000                 Utah Board Regents Auxiliary Refunding Series A, 5.25% due 5/1/2013     NR/AA           609,018
1,000,000               Utah County Municipal Building Authority, 5.50% due 11/1/2016           Aaa/NR          1,033,060
1,990,000               Utah Housing Finance Agency, 6.05% due 7/1/2016 (Insured: FHA)          NR/AAA          2,018,377
640,000                 Utah Housing Finance Agency Single Family Mortgage D 2 Class I, 5.85%   Aa2/AA-         661,037
                        due 7/1/2015
940,000                 Utah Water Finance Agency Revenue Pooled Loan Financing Program         Aaa/NR          967,100
                        Series A, 5.00% due 10/1/2012 (Insured: AMBAC)
Virginia                (4.40%)
2,000,000               Alexandria Industrial Development Authority, 5.90% due 10/1/2020        Aaa/AAA         2,137,500
                        (Insured: AMBAC)
1,500,000               Alexandria Industrial Development Authority Institute For Defense       Aaa/AAA         1,646,670
                        Analyses A, 6.00% due 10/1/2014 (Insured: AMBAC)
1,590,000               Alexandria Industrial Development Authority Institute For Defense       Aaa/AAA         1,741,940
                        Analyses A, 6.00% due 10/1/2015 (Insured: AMBAC)
500,000                 Arlington County Industrial Development, 6.30% due 7/1/2016             NR/A            517,215
2,000,000               Capital Region Airport Commission Virginia Refunding Series B, 8.125%   Aaa/AAA         2,244,300
                        due 7/1/2014 (Insured: AMBAC)
1,000,000               Fauquier County Industrial Development Authority, 5.50% due 10/1/2016   NR/AA           1,018,110
                        (Insured: Asset Guaranty)
2,000,000               Hampton Redevelopment Housing Authority Multi Family Housing            Baa1/A1+        2,095,000
                        Refunding Series 1994, 7.00% due 7/1/2024  put 7/1/04 (Chase Hampton
                        Apartments Project;  LOC: Credit Suisse)
330,000                 Hanover County Industrial Development Authority Medical Facilities      Aaa/AAA         330,594
                        Revenue, 6.00% due 10/1/2021 (Insured: MBIA)
1,635,000               Norton Industrial Development Authority Hospital Refunding &, 6.00%     NR/A            1,712,744
                        due 12/1/2014  (Norton Community Hospital Project; Insured: ACA)
2,095,000               Spotsylvania County Industrial Development, 6.00% due 9/1/2019  put     NR/NR           2,152,927
                        9/1/08 (Walter Grinders Project;  LOC: Deutsche Bank)
2,000,000               Suffolk Redevelopment Housing Authority MFHR, 7.00% due 7/1/2024  put   Baa2/NR         2,064,800
                        7/1/04 (Chase Heritage @ Dulles Project)
1,000,000               Virginia Housing Development Authority Subordinated Series D-3, 6.05%   Aa1/AA+         1,047,280
                        due 7/1/2013
Washington              (5.40%)
1,500,000               Benton County Public Utility District Refunding Series A, 5.625% due    Aaa/AAA         1,600,110
                        11/1/2012 (Insured: FSA)
1,000,000               Bremerton Water & Sewer Improvement Revenue Series B, 6.00% due         Aaa/AAA         1,045,890
                        9/1/2003 (Insured: FGIC)
1,000,000               Energy Northwest Washington Wind Project Series A, 5.60% due 7/1/2015   Baa1/NR         947,920
745,000                 Energy Northwest Washington Wind Project Series B, 5.10% due 7/1/2009   Baa1/NR         722,531
120,000                 Grant County Public Utility District 002 Wanapum Hydro Electric         Aaa/AAA         123,461
                        Revenue Series C, 6.00% due 1/1/2003 (Insured: AMBAC)
415,000                 Grant County Public Utility District 002 Wanapum Hydro Electric         Aaa/AAA         445,162
                        Revenue Series C, 6.00% due 1/1/2006 (Insured: AMBAC)
1,400,000               Pilchuck Development Public Corporation IDRB Series 1993, 6.25% due     A1/NR           1,413,454
                        8/1/2010  (Little Neck Properties Project;  LOC: U.S. Bancorp)
790,000                 Port of Grays Harbor Revenue Refunding, 6.05% due 12/1/2002             A3/BBB+         809,244
1,350,000               University of Washington Revenue Refunding, 5.25% due 8/15/2009         Aaa/AAA         1,406,039
                        (University of Washington Medical Center Project; Insured: MBIA)
2,690,000               Washington Health Care Facilities, 5.50% due 12/1/2010 (Insured:        Aaa/AAA         2,845,616
                        MBIA)
1,735,000               Washington Health Care Facilities, 6.00% due 12/1/2014 (Insured:        Aaa/AAA         1,861,291
                        MBIA)
1,945,000               Washington Health Care Facilities, 6.00% due 12/1/2015 (Insured:        Aaa/AAA         2,077,707
                        MBIA)
1,500,000               Washington Health Care Facilities Refunding, 6.375% due 10/1/2010       Aaa/AAA         1,673,415
                        (Insured: FGIC)
500,000                 Washington Nonprofit Housing, 5.60% due 7/1/2011  (Kline Galland        NR/AA           521,215
                        Center Project; Asset Guaranty)
1,000,000               Washington Nonprofit Housing, 5.875% due 7/1/2019  (Kline Galland       NR/AA           1,022,460
                        Center Project; Asset Guaranty)
1,000,000               Washington Public Power Supply Capital Appreciation Refunding Ser B,    Aa1/AA-         633,040
                        0% due 7/1/2011
3,030,000               Washington Public Power Supply Refunding Series A, 5.00% due 7/1/2011   Aaa/AAA         3,097,660
                        (Insured: FSA)
960,000                 Washington Public Power Supply System, 0% due 7/1/2010  (Project: 3)    Aa1/AA-         643,651
West Virginia           (0.70%)
3,100,000               West Virginia Parkway Economic Development Tourism Authority Series     Aaa/AAA         3,011,836
                        1993, 5.00% due 5/15/2002 (Insured: FGIC) (Inverse Floater)
Wisconsin               (1.00%)
165,000                 Bass Lake PCRB, 6.50% due 4/1/2005  (Johnson Timber Corp. Project;      NR/NR           166,356
                        SBA Guaranty)
1,000,000               Wisconsin Health and Education, 7.75% due 11/1/2015  (Hess Memorial     NR/NR           1,033,190
                        Hospital Project)
1,000,000               Wisconsin Health and Educational Facilities, 5.75% due 8/15/2020        NR/AA           987,650
                        (Eagle River Memorial Hospital Inc. Project;  Asset Guaranty)
2,000,000               Wisconsin Housing and Economic Development Housing Series A, 5.875%     Aaa/AAA         2,043,820
                        due 11/1/2016 (Insured: AMBAC)
Wyoming                 (1.00%)
4,100,000               Uinta County Pollution Control Revenue, 1.35% due 8/15/2020  put        P1/NR           4,100,000
                        4/1/02 (daily demand notes)

                        TOTAL INVESTMENTS  (100%) (Cost $415,848,667)                                           $ 420,559,007

+ Credit ratings are unaudited.
*Escrowed to maturity
(a) Bond in default, non income-producing security.
See notes to financials.

Index comparisons

Thornburg Intermediate Municipal Fund
Index Comparison
Compares performance of Intermediate Municipal Fund, the Merrill Lynch Municipal Bond (7-12 year) Index and the Consumer Price Index, for periods ending March 31, 2002. On March 31, 2002, the weighted average securities ratings of the Index and the Fund were AA and AA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 9.5 years and 8.7 years, respectively. Class C shares became available on September 1, 1994. Past performance of the Index and the Fund may not be indicative of future performance.

ML Muni 7-12 yrs
 Fund A Shares
 CPI


 Class A Shares
Average Annual Total Returns (periods ending 3/31/02)(at max. offering price)
One year:                       1.49%
Five years:                     4.09%
Ten years:                      5.61%
Since inception: (7/23/91):     5.79%

ML Muni 7-12 yrs
 Fund C Shares
 CPI

Class C Shares
Average Annual Total Returns (periods ending 3/31/02)
One year:                       3.10%
Five years:                     4.07%
Since inception: (9/1/94):      4.61%

Class I Shares
Average Annual Total Returns (periods ending 3/31/02)
One year:                       3.84%
Five years:                     4.81%
Since inception (7/5/96):       5.11%

Thornburg INTERMEDIATE municipal fund national portfolio - a shares Outperformed Tax-Free Money Market Funds
(unaudited)

Investors sometimes ask us to compare Intermediate Municipal Fund to money market fund returns. These investments have certain differences, and investors in Intermediate Municipal Fund took more risk than money market fund investors to earn their higher returns.

Return from a hypothetical $10,000 investment 3/31/92 through 3/31/02 (after sales charges and fund expenses)

$9,000
7,000
5,000
3,000
1,000
0

$3,104   Tax-free Money Market Fund Average
$7,296   Thornburg Intermediate Municipal Fund -Nat'l Portfolio
         (after fund expenses)

The chart above is for the Fund's Class A Shares only. Class C and Class I Shares have different sales charges and expenses. See the inside front cover page for the 30-day SEC yield and the total returns at the maximum offering prices for one year, five years, ten years, and since inception for each class of shares of the Fund.
Note 1: Future increases, if any, of any of these investments may bear no relationship to prior increases. Quotations for the money fund averages are based upon 30-day yield quotations for tax-exempt money funds as sourced from the " Tax-free Money Market Average CDA/Wiesenberger" for the months covered by this analysis. The increase for the Class A Shares of Intermediate Municipal Fund - National Portfolio is based upon the dividends paid for the months covered by this analysis, the beginning offering price at $12.44 per share and the ending NAV at $12.99 per share. These investments returned the $10,000 initial investment in addition to the amounts shown above.
Note 2: This analysis does not take into account the effect, if any, caused by state and local income taxes. The portion of the increase, if any, of Intermediate Municipal Fund representing appreciation of the share price is assumed to be taxed at a 20% federal tax rate. The average money market fund increases shown above may differ from the return of a particular money market fund. It is not possible to invest in this money fund average.
Note 3: Generally, money market funds seek to maintain an investment portfolio with an average maturity of 90 days or less. Intermediate Municipal Fund invests in short-to-intermediate maturity municipal obligations. The net asset value of the money funds did not fluctuate. The net asset value of the Class A Shares of THIMX did vary from time to time, and will continue to vary in the future due to the effect of changes in interest rates on the value of the investments the Fund holds. The analysis assumes that the investor received the net asset value of the shares owned, plus accrued income, at time of sale. Redemptions are made at the then current net asset value, which may give you a gain or loss when you sell your shares.
Note 4: This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. Intermediate Municipal Fund also declares dividends daily and pays them monthly.

Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

www.thornburg.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.